GOODWILL AND INTANGIBLE ASSETS, NET (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	$ 6,095,959	$ 6,130,095
Effect of change in foreign exchange rate	542,444	(34,136)
Balance	$ 6,638,403	$ 6,095,959